---------------------------------
                                                         OMB APPROVAL
                                               ---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:        December 31, 2006
                                               Estimated average
                                                 burden hours per
                                                 response: .................22.8
                                               ---------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  028-07214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:


/s/ John Flanagan            New York, New York               February 1, 2006
------------------           ------------------               ----------------
[Signature]                  [City, State]                    [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.



Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0
                                                                   ----
Form 13F Information Table Entry Total:                               4
                                                                   ----
Form 13F Information Table Value Total:                         $30,947
                                                                -------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE

                                          Chatterjee Fund Management, L.P.
                                            Form 13F Information Table
                                          Quarter Ended September 30, 2005

                                                    Fair                             Investment Discretion      Voting Authority
                                                   Market                            ---------------------      ----------------
                          Title of                  Value (x  Shrs/      SH/  Put/           Shared     Other
Name of Issuer            Class       CUSIP         $1000)    prn amt    PRN  Call  Sole  Defined/Other  Mgrs. Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION           COM         12487Q109     $24,559     936,658    SH          X                       X
SVCS GROUP I
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS COM         741929AL7     $     3       3,632    SH          X                       X
GROUP
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                COM         871130100     $   989      45,224    SH          X                       X
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP               COM         909214108     $ 5,397     925,700    SH          X                       X
------------------------------------------------------------------------------------------------------------------------------------
                                                    $30,947
------------------------------------------------------------------------------------------------------------------------------------